OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	August 31, 2011
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .18.9
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05426

AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas			77046
(Address of principal executive offices)			(Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	04/30/10

Item 1.  Reports to Stockholders.

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley FX Series Funds performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2010

Morgan Stanley FX Series Funds

Letter to the Shareholders

April 30, 2010

During the six-month period ending April 30, 2010, global capital markets were challenged by the developing euro zone debt crisis that threatened the global recovery. Currency markets displayed an about-face over the six-month period as capital shifted back to the relative security and calm of U.S. dollar-denominated assets. The turnaround was dramatic and well-founded, in our opinion.

At the beginning of the review period (November 2009), the U.S. dollar was suffering from concerns that the fiscal and monetary policies used to bailout the U.S. economy would jeopardize its future competitiveness. Specifically, the massive growth of the public sector debt due to the Troubled Asset Relief Program (TARP) and other bailout efforts were criticized for mortgaging the U.S. economy's future. Additionally, worries grew about the inflationary pressures of easy-money policies, particularly as the economy strengthened.

In this environment, global capital had shifted toward markets that were not burdened with the uncertainties stemming from unrestrained fiscal remedies and extreme quantitative easing. At the beginning of December 2009, investors were clearly favoring the relatively higher returns in Europe and Australasia. Capital flows had pushed the euro above $1.50 relative to the U.S. dollar and the Australian dollar was approaching parity with the U.S. dollar. This was short-lived, however.

The global appetite for U.S. dollar assets began to change suddenly on December 8, 2009 when Fitch cut Greece's long-term debt rating to BBB+. Fears rose about the debt contagion spreading to other European countries such as Spain, Portugal, Ireland and Italy. As the scrutiny intensified during the first quarter of 2010, there was a growing realization that the European Union (EU) was burdened by certain member countries' undisciplined fiscal policies.

The EU, unlike the United States, does not have "federal" level jurisdiction over its member countries' economic order. Questions emerged about whether relatively strong countries such as Germany and France would support their less disciplined EU partners. For the first time in its history, the viability of the EU, in its present form, was seriously in question.

The growing fragility of the European Community changed the market's perception about the desirability of U.S. dollar-denominated assets. The demand for U.S. dollars reflected both this change in sentiment and the market's view that the U.S. economy is now leading other economies, having progressed further and faster than others.

As the review period ended, the currency and capital markets in general were responding to doubts about whether larger EU members have the willingness and ability to support the higher debt levels of their fiscally weaker counterparts. The market is grappling with serious questions about whether the EU, in it present form, has the political will and authority to regulate budget excesses and divergent fiscal accountability of its member countries. The rational response by investors has been to seek the relative safe-haven of U.S. dollar-denominated assets. Doubts about the future of the EU and its single currency caused the euro/U.S. dollar exchange rate to decline 11 percent during the period.

The FX Alpha Strategy Portfolio

Total Return for the 6 Months Ended April 30, 2010
Class A	Class C	Class I	Class R	Class W	LIBOR (London Inter Bank Offered Rate) Index[1]
1.06%	0.96%	1.19%	0.92%	0.99%	0.10%

The performance of the Portfolio's share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

All share classes of The FX Alpha Strategy Portfolio outperformed the LIBOR (London Inter Bank Offered Rate) Index for the six months ended April 30, 2010, assuming no deduction of applicable sales charges.

The Portfolio continues to invest in relatively high yielding, developing market currencies that have remained relatively unaffected by the European debt crisis. Long positions in the Indonesian rupiah, Philippine peso and Turkish lira all provided solid returns, while short positions in Singapore and Taiwan dollars detracted from the Portfolio's performance during the period.

Looking forward, we expect the currency market to continue its focus on the intensifying debt crisis and European policy makers' reaction. Further declines in euro/U.S. dollar exchange rate will likely result from deteriorating investor confidence in the euro zone.

As this scenario plays out, we remain alert to the consequences of further risk aversion. Investments in higher risk-return environments such as that of the Australian dollar, Canadian dollar, Swedish krona and Norwegian krone remain attractive, in our view, but we continue to scrutinize them closely. We believe the FX Alpha Strategy benefits from active management engineered to adjust to new and challenging market environments. This approach has never been more important to investors, in our view.

The Portfolio will attempt to target an estimated Value at Risk ("VaR") of 2.50 percent. Accordingly, we seek to manage the currency transactions so that, under normal market conditions with a confidence level of 95 percent, the portion of the Portfolio invested in currency transactions should not lose more than 2.50 percent of its net asset value in a 12-month period. There is no guarantee that our use of VaR measurements will be successful and result in lower targeted losses.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Portfolio in the future.

The FX Alpha Plus Strategy Portfolio

Total Return for the 6 Months Ended April 30, 2010
Class A	Class C	Class I	Class R	Class W	LIBOR (London Inter Bank Offered Rate) Index[1]
2.97%	2.76%	3.10%	2.84%	2.91%	0.10%

The performance of the Portfolio's share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

All share classes of The FX Alpha Plus Strategy Portfolio outperformed the LIBOR (London Inter Bank Offered Rate) Index for the six months ended April 30, 2010, assuming no deduction of applicable sales charges.

The Portfolio continues to invest in relatively high yielding, developing market currencies that have remained relatively unaffected by the European debt crisis. Long positions in the Indonesian rupiah, Philippine peso and Turkish lira all provided solid returns, while short positions in Singapore and Taiwan dollars detracted from the Portfolio's performance during the period.

Looking forward, we expect the currency market to continue its focus on the intensifying debt crisis and European policy makers' reaction. Further declines in euro/U.S. dollar exchange rate will likely result from deteriorating investor confidence in the euro zone.

As this scenario plays out, we remain alert to the consequences of further risk aversion. Investments in higher risk-return environments such as that of the Australian dollar, Canadian dollar, Swedish krona and Norwegian krone remain attractive, in our view, but we continue to scrutinize them closely. We believe the FX Alpha Plus Strategy benefits from active management engineered to adjust to new and challenging market environments. This approach has never been more important to investors, in our view.

The Portfolio will attempt to target an estimated Value at Risk ("VaR") of 6.00 percent. Accordingly, we seek to manage the currency transactions so that, under normal market conditions with a confidence level of 95 percent, the portion of the Portfolio invested in currency transactions should not lose more than 6.00 percent of its net asset value in a given 12-month period. There is no guarantee that our use of VaR measurements will be successful and result in lower targeted losses.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Portfolio in the future.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Important Notice Regarding Delivery of Security Holder Documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Performance Summary

The FX Alpha Strategy Portfolio
Average Annual Total Returns—Period Ended April 30, 2010
Symbol	Class A Shares* (since 08/15/07) FXAAX	Class C Shares† (since 08/15/07) FXACX	Class I Shares†† (since 08/15/07) FXADX	Class R Shares# (since 03/31/08) FXARX	Class W Shares## (since 03/31/08) FXAWX
1 Year	1.51%[2] –0.78 [3]	1.13%[2] 0.38 [3]	1.74%[2] —	1.23%[2] —	1.37%[2] —
Since Inception	0.09 [2] –0.75 [3]	–0.37 [2] –0.37 [3]	0.31 [2] —	–0.48%[2] —	–0.34 [2] —
Gross Expense Ratio	2.49%	3.00%	2.25%	2.75%	2.60%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.invesco.com/ or speak with your Financial Advisor***. Investment returns and principal value will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Portfolio's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Portfolio's fiscal year end as outlined in the Portfolio's current prospectus.

*  The maximum front-end sales charge for Class A is 2.25%.

†  The maximum contingent deferred sales charge for Class C is 0.75% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  LIBOR stands for London Interbank Offered Rate and is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market. LIBOR is frequently used as the base for resetting rates on floating-rate securities. The LIBOR overnight (O/N) rate is most widely used as a short term benchmark and represents the rate for balances held from one day until the next business day. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Portfolio's current prospectus for complete details on fees and sales charges.

***  On June 1, 2010, Invesco completed its acquisition of Morgan Stanley's retail asset management business. This Fund was included in that acquisition and as of that date, became Invesco FX Alpha Strategy Fund. Please visit www.invesco.com/transition for more information or call Invesco's Client Services team at 800 959 4246.

The FX Alpha Plus Strategy Portfolio
Average Annual Total Returns—Period Ended April 30, 2010
Symbol	Class A Shares* (since 08/15/07) FXPAX	Class C Shares† (since 08/15/07) FXPCX	Class I Shares†† (since 08/15/07) FXPDX	Class R Shares# (since 03/31/08) FXPRX	Class W Shares## (since 03/31/08) FXPWX
1 Year	5.04%[2] 0.84 [3]	4.42%[2] 3.42 [3]	5.27%[2] —	4.77%[2] —	4.94%[2] —
Since Inception	–1.11 [2] –2.59 [3]	–1.78 [2] –1.78 [3]	–0.79 [2] —	–1.03%[2] —	–0.88 [2] —
Gross Expense Ratio	2.05%	2.74%	1.81%	2.31%	2.16%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.invesco.com/ or speak with your Financial Advisor***. Investment returns and principal value will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Portfolio's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Portfolio's fiscal year end as outlined in the Portfolio's current prospectus.

*  The maximum front-end sales charge for Class A is 4.0%.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  LIBOR stands for London Interbank Offered Rate and is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market. LIBOR is frequently used as the base for resetting rates on floating-rate securities. The LIBOR overnight (O/N) rate is most widely used as a short term benchmark and represents the rate for balances held from one day until the next business day. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Portfolio's current prospectus for complete details on fees and sales charges.

***  On June 1, 2010, Invesco completed its acquisition of Morgan Stanley's retail asset management business. This Fund was included in that acquisition and as of that date, became Invesco FX Alpha Plus Strategy Fund. Please visit www.invesco.com/transition for more information or call Invesco's Client Services team at 800 959 4246.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/09 – 04/30/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The FX Alpha Strategy Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/09	04/30/10	11/01/09 – 04/30/10
Class A
Actual (1.06% return)	$1,000.00	$1,010.60	$6.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.46
Class C
Actual (0.96% return)	$1,000.00	$1,009.60	$7.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.16	$7.70
Class I
Actual (1.19% return)	$1,000.00	$1,011.90	$5.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.64	$5.21
Class R
Actual (0.92% return)	$1,000.00	$1,009.20	$7.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.16	$7.70
Class W
Actual (0.99% return)	$1,000.00	$1,009.90	$6.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.90	$6.95

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.29%, 1.54%, 1.04%, 1.54%, and 1.39% for Class A, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 3.44%, 3.69%, 3.19%, 3.69% and 3.54% for Class A, Class C, Class I, Class R and Class W shares, respectively.

The FX Alpha Plus Strategy Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/09	04/30/10	11/01/09 – 04/30/10
Class A
Actual (2.97% return)	$1,000.00	$1,029.70	$9.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.72	$9.15
Class C
Actual (2.76% return)	$1,000.00	$1,027.60	$11.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.49	$11.38
Class I
Actual (3.10% return)	$1,000.00	$1,031.00	$7.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.96	$7.90
Class R
Actual (2.84% return)	$1,000.00	$1,028.40	$10.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.48	$10.39
Class W
Actual (2.91% return)	$1,000.00	$1,029.10	$9.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.22	$9.64

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.83%, 2.28%, 1.58%, 2.08%, and 1.93% for Class A, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 2.21%, 2.66%, 1.96%, 2.46% and 2.31% for Class A, Class C, Class I, Class R and Class W shares, respectively.

The FX Alpha Strategy Portfolio

Portfolio of Investments  ■  April 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (100.3%)
	Commercial Paper (23.8%)
$500	Bank Nederlands Gemeenten	0.00%	07/06/10	$499,707
500	Credit Suisse - Sydney	0.00	05/24/10	499,923
500	ING Bank N.V.	0.00	05/24/10	499,927
500	Kingdom of Netherlands	0.00	10/13/10	499,285
500	Landeskreditbank Baden - Wüttemberg	0.00	06/10/10	499,847
500	Lloyds TSB Bank PLC	0.00	07/21/10	499,629
500	NRW Bank	0.00	05/25/10	499,928
	Total Commercial Paper (Cost $3,498,246)			3,498,246
	Certificates of Deposit (6.8%)
500	BNP Paribas	0.26	06/07/10	500,000
500	Societe Generale - London	0.00	05/21/10	499,932
	Total Certificates of Deposit (Cost $999,932)			999,932

NUMBER OF SHARES (000)
Investment Company (69.7%)
10,228	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $10,228,067)	10,228,067

Total Short-Term Investments (Cost $14,726,245) (a)(b)	100.3%	14,726,245
Liabilities in Excess of Other Assets	(0.3)	(41,443)
Net Assets	100.0%	$14,684,802

  (a)  Securities have been designated as collateral in connection with open forward foreign currency contracts.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

Forward Foreign Currency Contracts Open at April 30, 2010:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$139,573	AUD	151,072	05/07/10	$105
	$240	AUD	258	05/07/10	(2)
	$698,542	BRL	1,225,949	05/07/10	5,743
	$9,368	HUF	1,887,139	05/07/10	(29)
	$596,373	HUF	119,083,847	05/07/10	(7,032)
	$1,849,118	IDR	16,658,702,883	05/07/10	(3,227)
	$154,284	JPY	14,424,812	05/07/10	(714)
	$1,835	JPY	172,543	05/07/10	2
	$465,246	JPY	43,586,806	05/07/10	(1,209)
	$290,276	MXN	3,537,296	05/07/10	(3,185)
	$41,359	MXN	505,760	05/07/10	(311)
	$145,242	NOK	855,927	05/07/10	(189)
	$635,193	NOK	3,740,987	05/07/10	(1,210)
	$8,102	NOK	47,850	05/07/10	7
	$40,009	NZD	55,654	05/07/10	425
	$723	NZD	990	05/07/10	(4)
	$819	NZD	1,132	05/07/10	3
	$1,653,235	PHP	73,378,819	05/07/10	(4,087)
	$259,614	RUB	7,563,477	05/07/10	(813)
	$959,932	TRY	1,422,995	05/07/10	(4,870)
	$42,150	TRY	62,569	05/07/10	(156)
	$146,921	ZAR	1,085,325	05/07/10	(166)
	$8,895	ZAR	65,484	05/07/10	(41)
CAD	2,577		$2,544	05/07/10	7
CAD	376,218		$375,550	05/07/10	5,176
CHF	525,202		$487,379	05/07/10	(700)
CHF	5,702		$5,290	05/07/10	(9)
CLP	24,202,765		$46,365	05/07/10	(273)
CLP	2,763,272		$5,294	05/07/10	(31)
COP	920,082,602		$469,250	05/07/10	(851)
CZK	1,266,994		$66,148	05/07/10	324
CZK	101,437		$5,274	05/07/10	4
CZK	48,920		$2,557	05/07/10	15
EUR	8,128		$10,807	05/07/10	(15)
EUR	726,323		$967,622	05/07/10	545
GBP	59,517		$91,310	05/07/10	249
GBP	132		$202	05/07/10	0
GBP	1,018		$1,558	05/07/10	1
ILS	1,686,670		$452,001	05/07/10	(407)
ILS	49,894		$13,357	05/07/10	(25)
ILS	39,957		$10,727	05/07/10	10
KRW	42,924,692		$38,678	05/07/10	(42)
KRW	546,283,797		$492,015	05/07/10	(755)
PLN	675,154		$229,840	05/07/10	968

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
SEK	6,277	$866	05/07/10	$(1)
SEK	1,620,356	$225,165	05/07/10	1,451
SGD	42,160	$30,763	05/07/10	(4)
SGD	1,310,914	$957,431	05/07/10	776
TWD	1,524,732	$48,737	05/07/10	(3)
TWD	34,116,354	$1,090,328	05/07/10	(244)
Net Unrealized Depreciation				$(14,794)

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

COP  Colombian Peso.

CZK  Czech Koruna.

EUR  Euro.

GBP  British Pound.

HUF  Hungarian Forint.

IDR  Indonesian Rupiah.

ILS  Israeli Shekel.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican New Peso.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

PHP  Philippine Peso.

PLN  Polish Zloty.

RUB  Russian Ruble.

SEK  Swedish Krona.

SGD  Singapore Dollar.

TRY  Turkish Lira.

TWD  Taiwan Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Portfolio of Investments  ■  April 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (100.2%)
	Commercial Paper (39.8%)
$3,000	Bank Nederlands Gemeenten	0.00%	07/06/10	$2,998,243
3,000	Credit Suisse - Sydney	0.00	05/24/10	2,999,540
3,000	ING Bank N.V.	0.00	05/24/10	2,999,559
500	KfW International Finance Inc.	0.00	05/24/10	499,933
3,000	Kingdom of Netherlands	0.00	10/13/10	2,995,707
3,000	Landeskreditbank Baden - Wüttemberg	0.00	06/10/10	2,999,084
500	Landwirt Rentenbank	0.00	08/23/10	499,603
3,000	Lloyds TSB Bank PLC	0.00	07/21/10	2,997,776
3,000	NRW Bank	0.00	05/25/10	2,999,570
	Total Commercial Paper (Cost $21,989,015)			21,989,015
	Certificates of Deposit (10.8%)
3,000	BNP Paribas	0.26	06/07/10	3,000,000
3,000	Societe Generale - London	0.00	05/21/10	2,999,592
	Total Certificates of Deposit (Cost $5,999,592)			5,999,592

NUMBER OF SHARES (000)
Investment Company (49.6%)
27,394	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $27,393,787)	27,393,787

Total Short-Term Investments (Cost $55,382,394) (a)(b)	100.2%	55,382,394
Liabilities in Excess of Other Assets	(0.2)	(107,339)
Net Assets	100.0%	$55,275,055

  (a)  Securities have been designated as collateral in connection with open forward foreign currency contracts.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

Forward Foreign Currency Contracts Open at April 30, 2010:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$1,241,894	AUD	1,344,207	05/07/10	$935
	$2,316	AUD	2,489	05/07/10	(15)
	$6,133,701	BRL	10,764,707	05/07/10	50,424
	$82,708	BRL	145,070	05/07/10	632
	$5,306,411	HUF	1,059,584,234	05/07/10	(62,572)
	$84,104	HUF	16,941,986	05/07/10	(259)
	$16,455,383	IDR	148,246,543,220	05/07/10	(28,718)
	$4,142,195	JPY	388,063,656	05/07/10	(10,762)
	$1,370,256	JPY	128,112,111	05/07/10	(6,339)
	$17,101	JPY	1,607,689	05/07/10	15
	$73,711	MXN	901,380	05/07/10	(555)
	$2,878,548	MXN	35,077,953	05/07/10	(31,589)
	$1,145,541	NOK	6,750,800	05/07/10	(1,487)
	$5,798,700	NOK	34,151,619	05/07/10	(11,046)
	$73,068	NOK	431,546	05/07/10	66
	$354,568	NZD	493,220	05/07/10	3,767
	$8,718	NZD	12,051	05/07/10	37
	$6,484	NZD	8,878	05/07/10	(34)
	$14,712,209	PHP	653,001,394	05/07/10	(36,371)
	$2,310,320	RUB	67,307,719	05/07/10	(7,233)
	$8,713,995	TRY	12,917,548	05/07/10	(44,209)
	$203,819	TRY	302,557	05/07/10	(754)
	$1,307,275	ZAR	9,657,002	05/07/10	(1,480)
	$79,341	ZAR	584,098	05/07/10	(361)
CAD	3,347,515		$3,341,567	05/07/10	46,055
CAD	23,402		$23,106	05/07/10	67
CHF	4,673,139		$4,336,597	05/07/10	(6,227)
CHF	51,401		$47,684	05/07/10	(84)
CLP	213,291,581		$408,605	05/07/10	(2,409)
CLP	26,680,391		$51,112	05/07/10	(301)
COP	8,187,856,291		$4,175,880	05/07/10	(7,574)
CZK	419,494		$21,926	05/07/10	132
CZK	11,239,969		$586,824	05/07/10	2,872
CZK	953,603		$49,582	05/07/10	40
EUR	6,462,677		$8,609,707	05/07/10	4,852
EUR	73,235		$97,377	05/07/10	(133)
GBP	527,450		$809,209	05/07/10	2,204
GBP	3,298		$5,038	05/07/10	(8)
GBP	9,127		$13,970	05/07/10	6
ILS	15,323,094		$4,106,351	05/07/10	(3,701)
ILS	67,653		$18,112	05/07/10	(35)
ILS	418,597		$112,380	05/07/10	101
KRW	4,840,234,215		$4,359,393	05/07/10	(6,685)
KRW	403,158,522		$363,271	05/07/10	(393)

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
PLN	6,007,454	$2,045,098	05/07/10	$8,610
PLN	772	$262	05/07/10	0
SEK	14,417,603	$2,003,472	05/07/10	12,912
SEK	57,879	$7,985	05/07/10	(6)
SGD	11,664,247	$8,519,024	05/07/10	6,901
SGD	376,822	$274,958	05/07/10	(32)
TWD	69,934,018	$2,234,671	05/07/10	(857)
TWD	233,626,469	$7,466,490	05/07/10	(1,671)
TWD	13,611,135	$435,069	05/07/10	(28)
Net Unrealized Depreciation				$(133,300)

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

COP  Colombian Peso.

CZK  Czech Koruna.

EUR  Euro.

GBP  British Pound.

HUF  Hungarian Forint.

IDR  Indonesian Rupiah.

ILS  Israeli Shekel.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican New Peso.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

PHP  Philippine Peso.

PLN  Polish Zloty.

RUB  Russian Ruble.

SEK  Swedish Krona.

SGD  Singapore Dollar.

TRY  Turkish Lira.

TWD  Taiwan Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements

Statements of Assets and Liabilities

April 30, 2010 (unaudited)

	Alpha Strategy	Alpha Plus Strategy
Assets:
Investments in securities, at value (cost $4,498,178 and 27,988,607, respectively)	$4,498,178	$27,988,607
Investment in affiliate, at value (cost $10,228,067 and $27,393,787, respectively)	10,228,067	27,393,787
Unrealized appreciation on open forward foreign currency contracts	15,811	140,628
Cash (including foreign currency valued at $84 and a cost of $89 for Alpha Plus Strategy)	—	84
Receivable for:
Compensated forward foreign currency contracts	5,475	48,039
Dividends from affiliate	1,211	2,868
Interest	568	2,470
Shares of beneficial interest sold	—	300,796
Receivable from Adviser	98,264	—
Prepaid expenses and other assets	21,780	32,823
Total Assets	14,869,354	55,910,102
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	30,605	273,928
Payable to bank	988	—
Payable for:
Shares of beneficial interest redeemed	53,882	140,982
Compensated forward foreign currency contracts	8,983	78,360
Distribution fee	5,596	27,674
Transfer agent fee	3,782	3,504
Investment advisory fee	—	24,014
Administration fee	—	3,767
Accrued expenses and other payables	80,716	82,818
Total Liabilities	184,552	635,047
Net Assets	$14,684,802	$55,275,055
Composition of Net Assets:
Paid-in-capital	$14,529,558	$63,738,679
Net unrealized depreciation	(14,769)	(133,306)
Accumulated net investment loss	(73,827)	(602,091)
Accumulated net realized gain (loss)	243,840	(7,728,227)
Net Assets	$14,684,802	$55,275,055
Class A Shares:
Net Assets	$5,789,688	$19,377,581
Shares Outstanding (unlimited shares authorized, $.01 par value)	195,338	674,257
Net Asset Value Per Share	$29.64	$28.74
Maximum Offering Price Per Share, (net asset value plus 2.30% and 4.17% of net asset value, respectively)	$30.32	$29.94
Class C Shares:
Net Assets	$6,795,284	$27,668,329
Shares Outstanding (unlimited shares authorized, $.01 par value)	230,999	976,141
Net Asset Value Per Share	$29.42	$28.34
Class I Shares:
Net Assets	$1,901,671	$8,093,114
Shares Outstanding (unlimited shares authorized, $.01 par value)	63,942	279,618
Net Asset Value Per Share	$29.74	$28.94
Class R Shares:
Net Assets	$98,933	$123,435
Shares Outstanding (unlimited shares authorized, $.01 par value)	3,352	4,319
Net Asset Value Per Share	$29.52	$28.58
Class W Shares:
Net Assets	$99,226	$12,596
Shares Outstanding (unlimited shares authorized, $.01 par value)	3,354	440
Net Asset Value Per Share	$29.58	$28.66

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements continued

Statements of Operations

For the six months ended April 30, 2010 (unaudited)

	Alpha Strategy	Alpha Plus Strategy
Net Investment Loss: Income
Dividends from affiliate	$11,088	$35,426
Interest	5,188	29,744
Total Income	16,276	65,170
Expenses
Custodian fees	140,003	157,380
Investment advisory fee	49,080	363,912
Professional fees	32,891	34,310
Distribution fee (Class A shares)	9,325	32,119
Distribution fee (Class C shares)	19,882	110,622
Distribution fee (Class R shares)	244	266
Distribution fee (Class W shares)	171	33
Registration fees	27,783	19,688
Shareholder reports and notices	10,666	15,664
Transfer agent fees and expenses	7,929	20,951
Administration fee	7,139	26,466
Trustees' fees and expenses	509	1,288
Other	8,393	9,750
Total Expenses	314,015	792,449
Less: amounts waived/reimbursed	(191,588)	(96,727)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	—	(29,058)
Net Expenses	122,427	666,664
Net Investment Loss	(106,151)	(601,494)
Net Realized and Unrealized Gain (Loss): Net Realized Gain (Loss) on:
Forward foreign currency contracts	243,886	2,114,071
Foreign currency translation	(7)	206
Net Realized Gain	243,879	2,114,277
Change in Unrealized Appreciation/Depreciation on:
Forward foreign currency contracts	33,755	321,950
Foreign currency translation	4	(6)
Net Change in Unrealized Appreciation/Depreciation	33,759	321,944
Net Gain	277,638	2,436,221
Net Increase	$171,487	$1,834,727

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements continued

Statements of Changes in Net Assets

	Alpha Strategy		Alpha Plus Strategy
	FOR THE SIX MONTHS ENDED APRIL 30, 2010	FOR THE YEAR ENDED OCTOBER 31, 2009	FOR THE SIX MONTHS ENDED APRIL 30, 2010	FOR THE YEAR ENDED OCTOBER 31, 2009
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(106,151)	$(266,786)	$(601,494)	$(1,509,276)
Net realized gain (loss)	243,879	(1,234,831)	2,114,277	(9,000,519)
Net change in unrealized appreciation/ depreciation	33,759	703,462	321,944	5,203,443
Net Increase (Decrease)	171,487	(798,155)	1,834,727	(5,306,352)
Dividends to Shareholders from Net Investment Income:
Class A shares	—	(14,941)	—	—
Class C shares	—	(5,545)	—	—
Class I shares	—	(12,438)	—	—
Class R shares	—	(63)	—	—
Class W shares	—	(100)	—	—
Total Dividends	—	(33,087)	—	—
Net decrease from transactions in shares of beneficial interest	(6,629,978)	(29,477,713)	(26,292,046)	(69,750,054)
Net Decrease	(6,458,491)	(30,308,955)	(24,457,319)	(75,056,406)
Net Assets:
Beginning of period	21,143,293	51,452,248	79,732,374	154,788,780
End of Period	$14,684,802	$21,143,293	$55,275,055	$79,732,374
Accumulated Undistributed Net Investment Income (Loss)	$(73,827)	$32,324	$(602,091)	$(597)

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley FX Series Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund is a mutual fund comprised of two separate portfolios, the FX Alpha Strategy Portfolio and the FX Alpha Plus Strategy Portfolio, (the "Portfolios"), each with its own distinctive investment objective, to seek total return through a combination of income and capital appreciation. The Fund was organized as a Massachusetts business trust on January 31, 2007 and commenced operations on August 15, 2007. On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Portfolios offer Class A, Class C, Class I, Class R and Class W shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months or one year, respectively. Class I, Class R and Class W shares are not subject to a sales charge. Additionally, Class A, Class C, Class R and Class W shares incur distribution expenses.

On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the "Transaction"). In contemplation of the Transaction, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the "Reorganization"), pursuant to which substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Fund"). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the New Fund in exchange for their shares of the Fund. In addition, effective June 17, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the New Fund.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2009 remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
FX Alpha Strategy
Assets:
Short-Term Investments
Commercial Paper	$3,498,246	—	$3,498,246	—
Certificates of Deposit	999,932	—	999,932	—
Investment Company	10,228,067	$10,228,067	—	—
Total Short-Term Investments	14,726,245	10,288,067	4,498,178
Forward Foreign Currency Contracts	15,811	—	15,811	—
Total	$14,742,056	$10,228,067	$4,513,989	—
Liabilities:
Forward Foreign Currency Contracts	$(30,605)	—	$(30,605)	—

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
FX Alpha Plus Strategy
Assets:
Short-Term Investments
Commercial Paper	$21,989,015	—	$21,989,015	—
Certificates of Deposit	5,999,592	—	5,999,592	—
Investment Company	27,393,787	$27,393,787	—	—
Total Short-Term Investments	55,382,394	27,393,787	27,988,607
Forward Foreign Currency Contracts	140,628	—	140,628	—
Total	$55,523,022	$27,393,787	$28,129,235	—
Liabilities:
Forward Foreign Currency Contracts	$(273,928)	—	$(273,928)	—

3. Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

Forward Foreign Currency Contracts The Fund may invest in currency spot, forward and non-deliverable forward transactions. A currency spot contract facilitates the settlement of foreign currency denominated transactions as well as manage currency exposure. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Non-deliverable forwards allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets.

The currency market is highly volatile. Prices in these markets are influenced by changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations as well as political events.

Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the six months ended April 30, 2010, the value of forward foreign currency contracts opened and closed were $253,469,241 and $254,832,321 for FX Alpha Strategy Portfolio and $2,362,263,839 and 2,119,972,002 for FX Alpha Plus Strategy Portfolio, respectively.

The following table sets forth the fair value of each Portfolio's derivative contracts by primary risk exposure as of April 30, 2010.

PORTFOLIO	PRIMARY RISK EXPOSURE	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE	LIABILITY DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
		Unrealized appreciation		Unrealized depreciation
Alpha Strategy		on open forward foreign		on open forward foreign
Portfolio	Foreign Currency Risk	currency contracts	$15,811	currency contracts	$(30,605)
		Unrealized appreciation		Unrealized depreciation
Alpha Plus		on open forward foreign		on open forward foreign
Strategy Portfolio	Foreign Currency Risk	currency contracts	$140,628	currency contracts	$(273,928)

The following tables set forth by primary risk exposure of each Portfolio's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended April 30, 2010.

AMOUNT OF REALIZED GAIN ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY
Alpha Strategy Portfolio	Foreign Currency Risk	$243,886
Alpha Plus Strategy Portfolio	Foreign Currency Risk	$2,114,071

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY
Alpha Strategy Portfolio	Foreign Currency Risk	$33,755
Alpha Plus Strategy Portfolio	Foreign Currency Risk	$321,950

4. Investment Advisory/Administration and Sub-Advisory Agreements

The Investment Adviser provides investment advisory services pursuant to an investment advisory agreement (the "Investment Advisory Agreement").

Pursuant to the Investment Advisory Agreement, The FX Alpha Strategy Portfolio pays the Investment Adviser a base fee of 0.55% of the average daily net assets of the Portfolio and then applies a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable 12-month performance period. The base fee is adjusted (i) upward if, during the most recent 12-month period, the Portfolio outperforms the U.S. Dollar London Interbank Offering Rate ("LIBOR") plus 2.50% and (ii) adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 2.50%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 2.50%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is ±0.275% of the Portfolio's average net assets over the applicable performance period. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.275% to 0.825% of the Portfolios average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class I shares. For the six months ended April 30, 2010, the total investment advisory fee accrued was 0.55% of the Portfolio's average net assets on an annual basis. For the six months ended April 30, 2010, there was no performance adjustment fee accrued.

The Investment Adviser has voluntarily agreed to waive the FX Alpha Strategy's total annual portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that total annual portfolio operating expenses do not exceed 1.29% for Class A, 1.79% for Class C, 1.04% for Class I, 1.54% for Class R and 1.39% for Class W shares. The fee waivers and/or expense reimbursements are expected to continue until such time that the Fund's Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate.

Pursuant to the Investment Advisory Agreement, The FX Alpha Plus Strategy Portfolio pays the Investment Advisor a base fee of 1.10% of the average daily net assets of the Portfolio and then applies a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable performance period. The base fee is adjusted (i) upward if, during the most recent 12-month period, the Portfolio

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

outperforms the LIBOR plus 6.00% and (ii) adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 6.00%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 6.00%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is ±0.55% of the Portfolio's average net assets over the applicable performance period. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.55% to 1.65% of the Portfolio's average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class I shares. For the six months ended April 30, 2010, the total investment advisory fee accrued was 1.10% of the Portfolio's average net assets on an annual basis. For the six months ended April 30, 2010, there was no performance adjustment fee accrued.

The Investment Adviser has voluntarily agreed to waive the FX Alpha Plus Strategy total annual portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that total annual portfolio operating expenses do not exceed 1.84% for Class A, 2.59% for Class C, 1.59% for Class I, 2.09% for Class R and 1.94% for Class W shares. The fee waivers and/or expense reimbursements are expected to continue until such time that the Fund's Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate.

Under the Sub-Advisory Agreement between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Portfolios are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Portfolios have adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolios will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class C — up to 0.75% and 1.00% of the average daily net assets of Class C, for the FX Alpha Strategy Portfolio and the FX

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

Alpha Plus Strategy Portfolio, respectively; and (iii) up to 0.50% and 0.35% of the average daily net assets of Class R and Class W shares, respectively, of each Portfolio.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75%, 0.50% and 0.35%, of the average daily net assets, respectively, for the FX Alpha Strategy Portfolio and 0.25%, 1.0%, 0.50% and 0.35% of the average daily net assets, respectively, for the FX Alpha Plus Strategy Portfolio, will not be reimbursed by the Fund through payments in any subsequent year, except with respect to Class A and Class C, expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2010, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 0.50%, 0.50% and 0.35% for the FX Alpha Strategy Portfolio, respectively and 0.25%, 0.70%, 0.50% and 0.35%, respectively for the FX Alpha Strategy Plus Portfolio.

The Distributor has informed the Fund that for the six months ended April 30, 2010, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, and Class C shares of $23, and $745, respectively for the FX Alpha Strategy Portfolio and $230 and $486, respectively for the FX Alpha Plus Strategy Portfolio. In addition, the Portfolios received $125 and $7,250, respectively in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds. For the six months ended April 30, 2010, advisory fees paid were reduced by $0 for FX Alpha Strategy and $29,058 for FX Alpha Plus Strategy relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statements of Operations and totaled $11,088 for FX Alpha Strategy and $35,426 for FX Alpha Plus Strategy for six months ended April 30, 2010. During the six months ended April 30, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds aggregated $5,291,018 and $16,370,869, for FX Alpha Strategy and $31,591,897 and $84,697,195, for FX Alpha Plus Strategy, respectively.

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

The FX Alpha Strategy Portfolio	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,336	$68,846	59,255	$1,743,106
Reinvestment of dividends	—	—	456	13,459
Redeemed	(121,735)	(3,579,524)	(403,696)	(11,892,380)
Net decrease — Class A	(119,399)	(3,510,678)	(343,985)	(10,135,815)
CLASS C SHARES
Sold	6,207	180,842	38,208	1,122,159
Reinvestment of dividends	—	—	187	5,528
Redeemed	(82,255)	(2,400,439)	(324,033)	(9,509,591)
Net decrease — Class C	(76,048)	(2,219,597)	(285,638)	(8,381,904)
CLASS I SHARES
Sold	3,805	111,951	111,095	3,282,247
Reinvestment of dividends	—	—	333	9,817
Redeemed	(34,327)	(1,011,654)	(483,000)	(14,222,015)
Net decrease — Class I	(30,522)	(899,703)	(371,572)	(10,929,951)
CLASS R SHARES
Sold	—	—	—	—
Reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net decrease — Class R	—	—	—	—
CLASS W SHARES
Sold	—	—	—	—
Reinvestment of dividends	—	—	1	24
Redeemed	—	—	(1,029)	(30,067)
Net decrease — Class W	—	—	(1,028)	(30,043)
Net decrease in Portfolio	(225,969)	$(6,629,978)	(1,002,223)	$(29,477,713)

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

The FX Alpha Plus Strategy Portfolio	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	30,648	$862,302	280,263	$7,785,470
Reinvestment of dividends	—	—	—	—
Redeemed	(563,876)	(15,874,593)	(1,395,963)	(38,951,768)
Net decrease — Class A	(533,228)	(15,012,291)	(1,115,700)	(31,166,298)
CLASS C SHARES
Sold	47,674	1,325,399	169,183	4,686,922
Reinvestment of dividends	—	—	—	—
Redeemed	(409,260)	(11,373,708)	(963,922)	(26,657,426)
Net decrease — Class C	(361,586)	(10,048,309)	(794,739)	(21,970,504)
CLASS I SHARES
Sold	102,182	2,895,740	202,056	5,652,607
Reinvestment of dividends	—	—	—	—
Redeemed	(145,926)	(4,126,499)	(792,185)	(22,063,915)
Net decrease — Class I	(43,744)	(1,230,759)	(590,129)	(16,411,308)
CLASS R SHARES
Sold	895	25,005	—	—
Reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase — Class R	895	25,005	—	—
CLASS W SHARES
Sold	141	4,000	89,599	2,530,393
Reinvestment of dividends	—	—	—	—
Redeemed	(1,061)	(29,692)	(98,808)	(2,732,337)
Net decrease — Class W	(920)	(25,692)	(9,209)	(201,944)
Net decrease in Portfolio	(938,583)	$(26,292,046)	(2,509,777)	$(69,750,054)

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

As of October 31, 2009, both Portfolios had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts.

9. New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund's financial statements, if any, is currently being assessed.

The FX Alpha Strategy Portfolio

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^ THROUGH
	APRIL 30, 2010		2009		2008^^		OCTOBER 31, 2007^^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.32		$29.84		$30.03		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.16)		(0.19)		0.64		0.21
Net realized and unrealized gain (loss)	0.48		(0.31)		(0.46)		(0.12)
Total income (loss) from investment operations	0.32		(0.50)		0.18		0.09
Less dividends and distributions from:
Net investment income	–		(0.02)		(0.37)		–
Paid-in-capital	–		–		–		(0.06)
Total dividends and distributions	–		(0.02)		(0.37)		(0.06)
Net asset value, end of period	$29.64		$29.32		$29.84		$30.03
Total Return(2)	1.06	%(7)	(1.63)%		0.59%		0.25	%(7)
Ratios to Average Net Assets(3):
Expenses	1.29	%(5)(8)	1.22	%(4)(5)	1.17	%(4)	1.29	%(4)(5)(8)
Net investment income (loss)	(1.11	)%(5)(8)	(0.62	)%(4)(5)	2.11	%(4)	3.38	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	–		0.04%		0.20%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$5,790		$9,228		$19,659		$10,658

  ^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2010	3.44%	(3.26)%
October 31, 2009	2.49%	(1.89)%
October 31, 2007	9.84%	(5.17)%

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^ THROUGH
	APRIL 30, 2010		2009		2008^^		OCTOBER 31, 2007^^
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.13		$29.79		$30.00		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.20)		(0.34)		0.46		0.18
Net realized and unrealized gain (loss)	0.49		(0.31)		(0.44)		(0.15)
Total income (loss) from investment operations	0.29		(0.65)		0.02		0.03
Less dividends and distributions from:
Net investment income	–		(0.01)		(0.23)		–
Paid-in-capital	–		–		–		(0.03)
Total dividends and distributions	–		(0.01)		(0.23)		(0.03)
Net asset value, end of period	$29.42		$29.13		$29.79		$30.00
Total Return(2)	0.96	%(7)	(2.12)%		0.04%		0.13	%(7)
Ratios to Average Net Assets(3):
Expenses	1.54	%(5)(8)	1.73	%(4)(5)	1.69	%(4)	1.79	%(4)(5)(8)
Net investment income (loss)	(1.36	)%(5)(8)	(1.13	)%(4)(5)	1.53	%(4)	2.88	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	–		0.04%		0.20%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$6,795		$8,944		$17,654		$7,510

  ^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2010	3.69%	(3.51)%
October 31, 2009	3.00%	(2.40)%
October 31, 2007	10.34%	(5.67)%

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^ THROUGH
	APRIL 30, 2010		2009		2008^^		OCTOBER 31, 2007^^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.38		$29.84		$30.00		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.13)		(0.09)		0.69		0.24
Net realized and unrealized gain (loss)	0.49		(0.34)		(0.41)		(0.18)
Total income (loss) from investment operations	0.36		(0.43)		0.28		0.06
Less dividends and distributions from:
Net investment income	–		(0.03)		(0.44)		–
Paid-in-capital	–		–		–		(0.06)
Total dividends and distributions	–		(0.03)		(0.44)		(0.06)
Net asset value, end of period	$29.74		$29.38		$29.84		$30.00
Total Return(2)	1.19	%(7)	(1.40)%		0.82%		0.26	%(7)
Ratios to Average Net Assets(3):
Expenses	1.04	%(5)(8)	0.98	%(4)(5)	0.94	%(4)	1.04	%(4)(5)(8)
Net investment income (loss)	(0.86	)%(5)(8)	(0.38	)%(4)(5)	2.29	%(4)	3.63	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	–		0.04%		0.20%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$1,902		$2,776		$13,909		$2,626

  ^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2010	3.19%	(3.01)%
October 31, 2009	2.25%	(1.65)%
October 31, 2007	9.59%	(4.92)%

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.23		$29.83		$30.03
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.20)		(0.32)		0.23
Net realized and unrealized gain (loss)	0.49		(0.26)		(0.23)
Total income (loss) from investment operations	0.29		(0.58)		–
Less dividends from net investment income	–		(0.02)		(0.20)
Net asset value, end of period	$29.52		$29.23		$29.83
Total Return(2)	0.92	%(6)	(1.88)%		(0.02	)%(6)
Ratios to Average Net Assets(3):
Expenses	1.54	%(5)(7)	1.48	%(4)(5)	1.38	%(4)(7)
Net investment income (loss)	(1.36	)%(5)(7)	(0.88	)%(4)(5)	1.31	%(4)(7)
Rebate from Morgan Stanley affiliate	–		0.04%		0.20	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$99		$98		$100

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

  @@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2010	3.69%	(3.51)%
October 31, 2009	2.75%	(2.15)%

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.28		$29.83		$30.03
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.18)		(0.26)		0.26
Net realized and unrealized gain (loss)	0.48		(0.27)		(0.24)
Total income (loss) from investment operations	0.30		(0.53)		0.02
Less dividends from net investment income	–		(0.02)		(0.22)
Net asset value, end of period	$29.58		$29.28		$29.83
Total Return(2)	0.99	%(6)	(1.73)%		0.05	%(6)
Ratios to Average Net Assets(3):
Expenses	1.39	%(5)(7)	1.33	%(4)(5)	1.23	%(4)(7)
Net investment income (loss)	(1.21	)%(5)(7)	(0.73	)%(4)(5)	1.45	%(4)(7)
Rebate from Morgan Stanley affiliate	–		0.04%		0.20	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$99		$98		$131

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

  @@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2010	3.54%	(3.36)%
October 31, 2009	2.60%	(2.00)%

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^ THROUGH
	APRIL 30, 2010		2009		2008^^		OCTOBER 31, 2007^^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.88		$28.79		$29.82		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.23)		(0.31)		0.51		0.18
Net realized and unrealized gain (loss)	1.09		(0.60)		(1.16)		(0.36)
Total income (loss) from investment operations	0.86		(0.91)		(0.65)		(0.18)
Less dividends and distributions from:
Net investment income	–		–		(0.33)		–
Paid-in-capital	–		–		(0.05)		–
Total dividends and distributions	–		–		(0.38)		–
Net asset value, end of period	$28.74		$27.88		$28.79		$29.82
Total Return(2)	2.97	%(7)	(3.09)%		(1.98)%		(0.80	)%(7)
Ratios to Average Net Assets(3):
Expenses	1.83	%(4)(5)(8)	1.73	%(4)(5)	1.57	%(4)	1.84	%(4)(5)(8)
Net investment income (loss)	(1.63	)%(4)(5)(8)	(1.11	)%(4)(5)	1.72	%(4)	2.79	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	0.09	%(8)	0.11%		0.11%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$19,378		$33,669		$66,892		$35,681

  ^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2010	2.21%	(2.01)%
October 31, 2009	2.05%	(1.43)%
October 31, 2007	4.81%	(0.18)%

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^ THROUGH
	APRIL 30, 2010		2009		2008^^		OCTOBER 31, 2007^^
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.55		$28.65		$29.76		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.29)		(0.51)		0.24		0.12
Net realized and unrealized gain (loss)	1.08		(0.59)		(1.11)		(0.36)
Total income (loss) from investment operations	0.79		(1.10)		(0.87)		(0.24)
Less dividends and distributions from:
Net investment income	–		–		(0.19)		–
Paid-in-capital	–		–		(0.05)		–
Total dividends and distributions	–		–		(0.24)		–
Net asset value, end of period	$28.34		$27.55		$28.65		$29.76
Total Return(2)	2.76	%(7)	(3.77)%		(2.71)%		(1.00	)%(7)
Ratios to Average Net Assets(3):
Expenses	2.28	%(4)(5)(8)	2.42	%(4)(5)	2.33	%(4)	2.59	%(4)(5)(8)
Net investment income (loss)	(2.08	)%(4)(5)(8)	(1.80	)%(4)(5)	0.83	%(4)	2.04	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	0.09	%(8)	0.11%		0.11%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$27,668		$36,861		$61,098		$21,298

  ^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2010	2.66%	(2.46)%
October 31, 2009	2.74%	(2.12)%
October 31, 2007	5.56%	(0.93)%

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^ THROUGH
	APRIL 30, 2010		2009		2008^^		OCTOBER 31, 2007^^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.05		$28.90		$29.73		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.19)		(0.23)		0.49		0.18
Net realized and unrealized gain (loss)	1.08		(0.62)		(0.89)		(0.45)
Total income (loss) from investment operations	0.89		(0.85)		(0.40)		(0.27)
Less dividends and distributions from:
Net investment income	–		–		(0.38)		–
Paid-in-capital	–		–		(0.05)		–
Total dividends and distributions	–		–		(0.43)		–
Net asset value, end of period	$28.94		$28.05		$28.90		$29.73
Total Return(2)	3.10	%(7)	(2.87)%		(1.58)%		(0.70	)%(7)
Ratios to Average Net Assets(3):
Expenses	1.58	%(4)(5)(8)	1.49	%(4)(5)	1.33	%(4)	1.59	%(4)(5)(8)
Net investment income (loss)	(1.38	)%(4)(5)(8)	(0.87	)%(4)(5)	1.66	%(4)	3.04	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	0.09	%(8)	0.11%		0.11%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$8,093		$9,069		$26,396		$2,628

  ^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT INCOME (LOSS)
April 30, 2010	1.96%	(1.76)%
October 31, 2009	1.81%	(1.19)%
October 31, 2007	4.56%	0.07%

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.77		$28.75		$29.43
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.26)		(0.43)		0.14
Net realized and unrealized gain (loss)	1.07		(0.55)		(0.59)
Total income (loss) from investment operations	0.81		(0.98)		(0.45)
Less dividends and distributions from:
Net investment income	–		–		(0.18)
Paid-in-capital	–		–		(0.05)
Total dividends and distributions	–		–		(0.23)
Net asset value, end of period	$28.58		$27.77		$28.75
Total Return(2)	2.84	%(6)	(3.34)%		(1.55	)%(6)
Ratios to Average Net Assets(3):
Expenses	2.08	%(4)(5)(7)	1.99	%(4)(5)	1.84	%(4)(7)
Net investment income (loss)	(1.88	)%(4)(5)(7)	(1.37	)%(4)(5)	0.82	%(4)(7)
Rebate from Morgan Stanley affiliate	0.09	%(7)	0.11%		0.11	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$123		$95		$98

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

  @@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2010	2.46%	(2.26)%
October 31, 2009	2.31%	(1.69)%

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.83		$28.76		$29.43
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.24)		(0.26)		0.14
Net realized and unrealized gain (loss)	1.07		(0.67)		(0.57)
Total income (loss) from investment operations	0.83		(0.93)		(0.43)
Less dividends and distributions from:
Net investment income	–		–		(0.19)
Paid-in-capital	–		–		(0.05)
Total dividends and distributions	–		–		(0.24)
Net asset value, end of period	$28.66		$27.83		$28.76
Total Return(2)	2.91	%(6)	(3.20)%		(1.44	)%(6)
Ratios to Average Net Assets(3):
Expenses	1.93	%(4)(5)(7)	1.84	%(4)(5)	1.77	%(4)(7)
Net investment income (loss)	(1.73	)%(4)(5)(7)	(1.22	)%(4)(5)	0.82	%(4)(7)
Rebate from Morgan Stanley affiliate	0.09	%(7)	0.11%		0.11	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$13		$38		$304

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split. Per share data prior to this date has been restated to give effect to the reverse stock split.

  @@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2010	2.31%	(2.11)%
October 31, 2009	2.16%	(1.54)%

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Special Shareholder Meeting Results (unaudited)

FX Alpha Strategy Fund:

Approval of an Agreement and Plan of Reorganization between Morgan Stanley FX Series Funds, on behalf of FX Alpha Strategy Fund ("Acquired Fund") and AIM Investment Funds, on behalf of Invesco FX Alpha Strategy Fund ("Acquiring Fund"), under which the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund.

		Number of Shares
For	Withheld	Abstain
377,599	10,735	12,044

FX Alpha Plus Strategy Fund:

Approval of an Agreement and Plan of Reorganization between Morgan Stanley FX Series Funds, on behalf of FX Alpha Plus Strategy Fund ("Acquired Fund") and AIM Investment Funds, on behalf of Invesco FX Alpha Plus Strategy Fund ("Acquiring Fund"), under which the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund.

		Number of Shares
For	Withheld	Abstain
1,303,066	21,697	50,845

Morgan Stanley FX Series Funds

Privacy Policy (unaudited)

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Information below is as of June 15, 2010

Trustees

David C. Arch

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Rod Dammeyer

Albert R. Dowden

Jack M. Fields

Martin L. Flanagan

Carl Frischling

Prema Mathai-Davis

Lewis F. Pennock

Larry Soll

Hugo F. Sonnenschein

Raymond Stickel, Jr.

Philip A. Taylor

Wayne W. Whalen

Officers

Bruce L. Crockett
Chair

Philip A. Taylor
President and Principal Executive Officer

Russell C. Burk
Senior Vice President and Senior Officer

John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary

Lisa O. Brinkley
Vice President

Kevin M. Carome
Vice President

Karen Dunn Kelly
Vice President

Sheri Morris
Vice President, Principal Financial Officer and Treasurer

Lance A. Rejsek
Anti-Money Laundering Compliance Officer

Todd L. Spillane
Chief Compliance Officer

Transfer Agent

Invesco Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Counsel to the Independent Trustees

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Investment Adviser

Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

The Statement of Additional Information of the Fund includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisers.

INVESTMENT MANAGEMENT

Morgan Stanley
FX Series Funds

On June 1, 2010, Invesco completed its acquisition of Morgan Stanley's retail asset management business. The FX Series Funds were included in that acquisition and as of that date, became Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund. Please visit www.invesco.com/transition for more information or call Invesco's Client Services team at 800 959 4246.

Invesco Distributors, Inc.

Semiannual Report

April 30, 2010

FXASAN
IU10-02462P-Y04/10

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2)  that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 8, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.